Annual Fund Operating Expenses - Growth Allocation Fund	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.10%
Other expenses	0.03%
Acquired fund fees and expenses	0.75%	[1]
Total annual Fund operating expenses	0.88%
Investor
Operating Expenses:
Management fee	0.10%
Other expenses	0.28%
Acquired fund fees and expenses	0.75%	[1]
Total annual Fund operating expenses	1.13%

[1]	Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s target allocation among the underlying funds.